Other Operating Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other operating income expense [text block]
	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Income from management and administrative services provided to related parties, note 26	1,744	1,765	1,560
Income from land rental and office lease, note 26	722	707	682
Recovery of expenses	525	534	796
Changes in the estimation of rehabilitation provision, note 14	-	910	-
Net gain (loss) on disposal of property, plant and equipment and intangible	(1,846)	4,599	42
Write-off for disasters (b)	(357)	(784)	(9,688)
Allowance for expected credit losses, note 7(d)	-	(9,034)	-
Reconstruction of public road network destroyed by the Coastal El Niño	-	(5,675)	(1,209)
Other minor, net	1,857	(1,719)	3,460

	2,645	(8,697)	(4,357)